Quarterly Report
March 31, 2025
MFS®  Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
VRE-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Construction – 13.3%
American Homes 4 Rent LP, REIT	104,792	$3,962,186
Equity Lifestyle Properties, Inc., REIT	60,679	4,047,289
Essex Property Trust, Inc., REIT	16,234	4,976,857
Mid-America Apartment Communities, Inc., REIT	27,877	4,671,628
Sun Communities, Inc., REIT	30,124	3,875,151
		$21,533,111
Forest & Paper Products – 2.1%
Weyerhaeuser Co., REIT	116,764	$3,418,850
Gaming & Lodging – 2.0%
Ryman Hospitality Properties, Inc., REIT	23,045	$2,107,235
Sunstone Hotel Investors Inc., REIT	125,555	1,181,472
		$3,288,707
Medical & Health Technology & Services – 5.3%
Healthcare Realty Trust Inc., REIT	178,988	$3,024,897
Ventas, Inc., REIT	82,429	5,667,818
		$8,692,715
Printing & Publishing – 1.5%
Lamar Advertising Co., REIT	21,113	$2,402,237
Real Estate – 38.2%
Big Yellow Group PLC, REIT	186,640	$2,252,834
Canadian Apartment Properties, REIT	89,507	2,683,251
Charter Hall Group, REIT	168,778	1,719,461
Derwent London PLC, REIT	69,941	1,667,792
DigitalBridge Group, Inc., REIT	51,275	452,246
Farmland Partners, Inc., REIT	17,978	200,455
Federal Realty Investment Trust, REIT	38,631	3,778,884
Goodman Group, REIT	358,319	6,444,092
Grainger PLC	879,611	2,312,242
Japan Metropolitan Fund Investment Corp., REIT	2,848	1,819,086
KDX Realty Investment Corp., REIT	1,281	1,260,680
Kimco Realty Corp., REIT	206,243	4,380,601
Link REIT	414,500	1,947,210
Mitsui Fudosan Co. Ltd.	510,600	4,558,439
National Storage, REIT	1,124,487	1,568,568
NNN REIT, Inc.	75,308	3,211,886
Parkway Real Estate LLC, REIT	357,200	1,102,156
Scentre Group Ltd., REIT	1,260,734	2,646,906
SEGRO PLC, REIT	282,628	2,522,004
Shaftesbury Capital PLC, REIT	1,035,844	1,677,522
Shurgard Self Storage Ltd., REIT	76,419	2,769,293
Simon Property Group, Inc., REIT	30,423	5,052,652
Star Asia Investment Corp., REIT	2,482	894,191
Unibail-Rodamco-Westfield, REIT	22,141	1,865,008
Vonovia SE, REIT	121,626	3,282,593
		$62,070,052
Real Estate - Office – 4.5%
BXP, Inc., REIT	46,394	$3,117,213
Douglas Emmett, Inc., REIT	75,078	1,201,248
Highwoods Properties, Inc., REIT	100,431	2,976,775
		$7,295,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 15.2%
Americold Realty Trust, Inc.	112,919	$2,423,242
Extra Space Storage, Inc., REIT	35,027	5,201,159
Prologis, Inc., REIT	117,967	13,187,531
Rexford Industrial Realty, Inc., REIT	99,927	3,912,142
		$24,724,074
Telecom - Infrastructure – 15.2%
American Tower Corp., REIT	13,523	$2,942,605
Cellnex Telecom S.A.	80,518	2,858,314
Digital Realty Trust, Inc., REIT	38,430	5,506,635
Equinix, Inc., REIT	10,128	8,257,865
Helios Towers PLC (a)	1,511,401	2,081,206
SBA Communications Corp., REIT	13,736	3,022,057
		$24,668,682
Total Common Stocks		$158,093,664
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	2,289,708	$2,289,937

Other Assets, Less Liabilities – 1.3%		2,140,796
Net Assets – 100.0%		$162,524,397
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,289,937 and $158,093,664, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$108,160,816	$—	$—	$108,160,816
United Kingdom	8,583,244	3,930,356	—	12,513,600
Australia	2,646,906	9,732,121	—	12,379,027
Japan	—	8,532,396	—	8,532,396
Germany	3,282,593	—	—	3,282,593
Spain	2,858,314	—	—	2,858,314
Belgium	—	2,769,293	—	2,769,293
Canada	2,683,251	—	—	2,683,251
Hong Kong	—	1,947,210	—	1,947,210
Other Countries	1,865,008	1,102,156	—	2,967,164
Investment Companies	2,289,937	—	—	2,289,937
Total	$132,370,069	$28,013,532	$—	$160,383,601
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,633,087	$12,356,899	$13,699,591	$(253)	$(205)	$2,289,937
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$36,332	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
United States	69.3%
United Kingdom	7.7%
Australia	7.6%
Japan	5.3%
Germany	2.0%
Spain	1.8%
Belgium	1.7%
Canada	1.7%
Hong Kong	1.2%
Other Countries	1.7%
4